Land Use Rights, Net (Tables)	12 Months Ended
Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Land Use Rights, Net

	2020	2021
	(RMB in thousands)
Gross carrying amount	1,032,000	1,032,000
Accumulated amortization	(31,533)	(65,933)
Impairment	—	—
Net carrying amount	1,000,467	966,067

Schedule of Amortization Expenses For Future Periods

As of December 31, 2021, amortization expenses for future periods are estimated to be as follows:

2021
(RMB in thousands)
2022	34,400
2023	34,400
2024	34,400
2025	34,400
2026	34,400
Thereafter	794,067
Total expected amortization expenses	966,067